BALANCE SHEETS - USD ($)	Mar. 31, 2018	Mar. 31, 2017
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	27,208,717	27,209,997
Notes receivable	0	22,790
Other assets	40,088	164,773
ASSETS	27,248,805	27,397,560
LIABILITIES
Accounts payable, accrued expenses and other liabilities	654,673	697,432
Accounts payable - affiliates	29,495,273	39,637,826
Capital contributions payable	176,746	578,113
LIABILITIES	30,326,692	40,913,371
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	2,931,035	(6,338,126)
General Partner	(6,008,922)	(7,177,685)
PARTNERS' CAPITAL (DEFICIT)	(3,077,887)	(13,515,811)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	27,248,805	27,397,560
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	241,987	271,060
Notes receivable	0	0
Other assets	0	0
ASSETS	241,987	271,060
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,444,723	1,466,902
Capital contributions payable	0	0
LIABILITIES	1,444,723	1,466,902
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(882,456)	(875,631)
General Partner	(320,280)	(320,211)
PARTNERS' CAPITAL (DEFICIT)	(1,202,736)	(1,195,842)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	241,987	271,060
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	241,102
Notes receivable	0	0
Other assets	0	0
ASSETS	0	241,102
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	1,321,237
Capital contributions payable	0	0
LIABILITIES	0	1,321,237
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(898,231)	(907,383)
General Partner	898,231	(172,752)
PARTNERS' CAPITAL (DEFICIT)	0	(1,080,135)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	241,102
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	221,864	252,064
Notes receivable	0	0
Other assets	0	0
ASSETS	221,864	252,064
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,878,109	2,848,897
Capital contributions payable	0	0
LIABILITIES	2,878,109	2,848,897
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,410,599)	(2,351,781)
General Partner	(245,646)	(245,052)
PARTNERS' CAPITAL (DEFICIT)	(2,656,245)	(2,596,833)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	221,864	252,064
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	446,136	659,167
Notes receivable	0	0
Other assets	0	0
ASSETS	446,136	659,167
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	933,387	2,089,674
Capital contributions payable	0	0
LIABILITIES	933,387	2,089,674
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(197,532)	(1,131,355)
General Partner	(289,719)	(299,152)
PARTNERS' CAPITAL (DEFICIT)	(487,251)	(1,430,507)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	446,136	659,167
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	453,512	427,181
Notes receivable	0	0
Other assets	0	0
ASSETS	453,512	427,181
LIABILITIES
Accounts payable, accrued expenses and other liabilities	5,000	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	5,000	0
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	623,279	602,161
General Partner	(174,767)	(174,980)
PARTNERS' CAPITAL (DEFICIT)	448,512	427,181
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	453,512	427,181
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	344,461
Notes receivable	0	0
Other assets	0	1,250
ASSETS	0	345,711
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	219,815	565,870
General Partner	(219,815)	(220,159)
PARTNERS' CAPITAL (DEFICIT)	0	345,711
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	345,711
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	642,258	677,679
Notes receivable	0	0
Other assets	0	0
ASSETS	642,258	677,679
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	954,178	989,245
General Partner	(311,920)	(311,566)
PARTNERS' CAPITAL (DEFICIT)	642,258	677,679
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	642,258	677,679
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	6,799,933	3,606,473
Notes receivable	0	0
Other assets	0	0
ASSETS	6,799,933	3,606,473
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	31,673
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	31,673
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	6,938,381	3,745,499
General Partner	(138,448)	(170,699)
PARTNERS' CAPITAL (DEFICIT)	6,799,933	3,574,800
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	6,799,933	3,606,473
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	742,564	812,483
Notes receivable	0	0
Other assets	0	0
ASSETS	742,564	812,483
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,016,975	1,086,195
General Partner	(274,411)	(273,712)
PARTNERS' CAPITAL (DEFICIT)	742,564	812,483
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	742,564	812,483
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	622,414	345,648
Notes receivable	0	0
Other assets	0	0
ASSETS	622,414	345,648
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	3,559,561	3,479,192
Capital contributions payable	885	8,235
LIABILITIES	3,560,446	3,487,427
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,570,004)	(2,771,714)
General Partner	(368,028)	(370,065)
PARTNERS' CAPITAL (DEFICIT)	(2,938,032)	(3,141,779)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	622,414	345,648
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	453,433	270,126
Notes receivable	0	0
Other assets	0	0
ASSETS	453,433	270,126
LIABILITIES
Accounts payable, accrued expenses and other liabilities	3,500	0
Accounts payable - affiliates	1,620,957	1,641,976
Capital contributions payable	65,176	105,139
LIABILITIES	1,689,633	1,747,115
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(996,782)	(1,235,163)
General Partner	(239,418)	(241,826)
PARTNERS' CAPITAL (DEFICIT)	(1,236,200)	(1,476,989)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	453,433	270,126
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,971,680	2,047,648
Notes receivable	0	0
Other assets	25,000	25,000
ASSETS	1,996,680	2,072,648
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	66,294	66,294
LIABILITIES	66,294	66,294
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	2,290,341	2,365,549
General Partner	(359,955)	(359,195)
PARTNERS' CAPITAL (DEFICIT)	1,930,386	2,006,354
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,996,680	2,072,648
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	563,697	837,185
Notes receivable	0	0
Other assets	0	0
ASSETS	563,697	837,185
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	2,000
Accounts payable - affiliates	924,936	2,772,531
Capital contributions payable	1,229	1,229
LIABILITIES	926,165	2,775,760
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	47,520	(1,512,826)
General Partner	(409,988)	(425,749)
PARTNERS' CAPITAL (DEFICIT)	(362,468)	(1,938,575)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	563,697	837,185
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	452,033	337,765
Notes receivable	0	0
Other assets	0	0
ASSETS	452,033	337,765
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,252,955	1,190,828
Capital contributions payable	0	69,154
LIABILITIES	1,252,955	1,259,982
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(567,133)	(687,215)
General Partner	(233,789)	(235,002)
PARTNERS' CAPITAL (DEFICIT)	(800,922)	(922,217)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	452,033	337,765
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	394,837	849,078
Notes receivable	0	0
Other assets	0	0
ASSETS	394,837	849,078
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,840,368	3,221,597
Capital contributions payable	0	0
LIABILITIES	2,840,368	3,221,597
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,120,686)	(2,048,404)
General Partner	(324,845)	(324,115)
PARTNERS' CAPITAL (DEFICIT)	(2,445,531)	(2,372,519)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	394,837	849,078
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	4,428,306	2,392,767
Notes receivable	0	0
Other assets	0	0
ASSETS	4,428,306	2,392,767
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	551,982
Capital contributions payable	0	0
LIABILITIES	0	551,982
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	4,666,048	2,104,402
General Partner	(237,742)	(263,617)
PARTNERS' CAPITAL (DEFICIT)	4,428,306	1,840,785
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	4,428,306	2,392,767
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,106,050	2,934,317
Notes receivable	0	0
Other assets	0	0
ASSETS	2,106,050	2,934,317
LIABILITIES
Accounts payable, accrued expenses and other liabilities	131,000	131,000
Accounts payable - affiliates	0	767,505
Capital contributions payable	0	0
LIABILITIES	131,000	898,505
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	2,133,963	2,194,117
General Partner	(158,913)	(158,305)
PARTNERS' CAPITAL (DEFICIT)	1,975,050	2,035,812
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	2,106,050	2,934,317
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	517,887	2,096,039
Notes receivable	0	0
Other assets	0	0
ASSETS	517,887	2,096,039
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	513,149	2,043,715
Capital contributions payable	0	138,438
LIABILITIES	513,149	2,182,153
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	220,255	130,312
General Partner	(215,517)	(216,426)
PARTNERS' CAPITAL (DEFICIT)	4,738	(86,114)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	517,887	2,096,039
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,492,145	3,042,864
Notes receivable	0	0
Other assets	0	0
ASSETS	1,492,145	3,042,864
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	6,543
Accounts payable - affiliates	18,234	1,515,985
Capital contributions payable	0	0
LIABILITIES	18,234	1,522,528
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,677,456	1,723,417
General Partner	(203,545)	(203,081)
PARTNERS' CAPITAL (DEFICIT)	1,473,911	1,520,336
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,492,145	3,042,864
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	0	1,248,898
Notes receivable	0	0
Other assets	0	0
ASSETS	0	1,248,898
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	6,543
Accounts payable - affiliates	0	1,154,240
Capital contributions payable	0	0
LIABILITIES	0	1,160,783
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	196,043	283,677
General Partner	(196,043)	(195,562)
PARTNERS' CAPITAL (DEFICIT)	0	88,115
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	0	1,248,898
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	431,341	248,318
Notes receivable	0	0
Other assets	0	0
ASSETS	431,341	248,318
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,413,069	2,684,058
Capital contributions payable	102	102
LIABILITIES	2,413,171	2,684,160
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,737,068)	(2,186,540)
General Partner	(244,762)	(249,302)
PARTNERS' CAPITAL (DEFICIT)	(1,981,830)	(2,435,842)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	431,341	248,318
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	741,152	322,902
Notes receivable	0	0
Other assets	0	1,218
ASSETS	741,152	324,120
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	4,500
Accounts payable - affiliates	2,893,606	3,286,255
Capital contributions payable	0	100
LIABILITIES	2,893,606	3,290,855
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,881,761)	(2,687,899)
General Partner	(270,693)	(278,836)
PARTNERS' CAPITAL (DEFICIT)	(2,152,454)	(2,966,735)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	741,152	324,120
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,327,017	1,072,528
Notes receivable	0	22,790
Other assets	11,300	51,003
ASSETS	1,338,317	1,146,321
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	254	73,433
LIABILITIES	254	73,433
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,565,620	1,303,097
General Partner	(227,557)	(230,209)
PARTNERS' CAPITAL (DEFICIT)	1,338,063	1,072,888
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	1,338,317	1,146,321
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	854,364	351,638
Notes receivable	0	0
Other assets	0	82,514
ASSETS	854,364	434,152
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	915,591	771,794
Capital contributions payable	26,082	99,265
LIABILITIES	941,673	871,059
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	235,085	(111,017)
General Partner	(322,394)	(325,890)
PARTNERS' CAPITAL (DEFICIT)	(87,309)	(436,907)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	854,364	434,152
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	84,006	66,324
Notes receivable	0	0
Other assets	0	0
ASSETS	84,006	66,324
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	2,830,127	2,584,641
Capital contributions payable	0	0
LIABILITIES	2,830,127	2,584,641
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,481,212)	(2,255,686)
General Partner	(264,909)	(262,631)
PARTNERS' CAPITAL (DEFICIT)	(2,746,121)	(2,518,317)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	84,006	66,324
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	753,702	803,153
Notes receivable	0	0
Other assets	0	0
ASSETS	753,702	803,153
LIABILITIES
Accounts payable, accrued expenses and other liabilities	515,173	515,173
Accounts payable - affiliates	2,584,511	2,357,846
Capital contributions payable	16,724	16,724
LIABILITIES	3,116,408	2,889,743
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,985,417)	(1,712,062)
General Partner	(377,289)	(374,528)
PARTNERS' CAPITAL (DEFICIT)	(2,362,706)	(2,086,590)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	753,702	803,153
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	466,399	651,129
Notes receivable	0	0
Other assets	3,788	3,788
ASSETS	470,187	654,917
LIABILITIES
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	1,871,990	1,886,971
Capital contributions payable	0	0
LIABILITIES	1,871,990	1,886,971
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,125,043)	(956,991)
General Partner	(276,760)	(275,063)
PARTNERS' CAPITAL (DEFICIT)	(1,401,803)	(1,232,054)
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)	$ 470,187	$ 654,917